Consolidated Statements of Cash Flows - Cash and Cash Equivalents - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents Consist of:
Cash	$ 67,494	$ 549,678	$ 97,372
Guaranteed Investment Certificates	16,948	10,055	330,110
Cash and cash equivalents	$ 84,442	$ 559,733	$ 427,482